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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                          Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2006 through September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                    9/30/06

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                  2

Portfolio Management Discussion                                        4

Portfolio Summary                                                      8

Prices and Distributions                                               9

Performance Update                                                    10

Comparing Ongoing Fund Expenses                                       15

Schedule of Investments                                               17

Financial Statements                                                  26

Notes to Financial Statements                                         35

Trustees, Officers and Service Providers                              45

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, their broad-based improvement across countries since 2005 is a clear sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as

Letter

it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06
--------------------------------------------------------------------------------

Last spring's fears about inflation and rising interest rates gave way to a more upbeat tempo during the summer months, positioning international stocks to deliver mixed -- albeit positive -- results for the six months ended September 30, 2006. In the following interview, lead portfolio manager Christopher Smart discusses the factors contributing to the Fund's performance and his outlook for global growth in the months ahead.

Q: How did international stocks perform during the first half of the Fund's current fiscal year?

A: After three years of strong gains, international stocks produced more muted results during the reporting period, as the pace of global growth came into question. Investors' fears about inflation -- particularly in response to high oil prices -- and rising global interest rates stalled the rally. Furthermore, a decelerating U.S. housing sector and the Chinese government's efforts to restrain its explosive economy added to the uncertainty. We think that after an initially strong start, the spring correction reflected a general reduction in risk appetite rather than a response to a specific fundamental deterioration.

    With investors demonstrating an increased aversion to risk, emerging stock markets bore the brunt of the decline in early May. We witnessed a flight to quality that benefited many of the more well-established companies in the portfolio.

    International stocks recovered nicely through the summer, however, as it became clear that after two and a half years of interest rate hikes, the Federal Reserve Board would take a breather. Inflationary fears gave way to new concerns about the health of the global economy, but with few signs of recession.

Q:  How did the Fund perform in this environment?

A: For the six months ended September 30, 2006, Pioneer International Equity Fund's Class A shares generated a total return of 3.21% at net asset value. The Fund fared well against its peers, surpassing the 2.87% average return for the 209 International Large-Cap Core funds in its Lipper category. Strong stock selection in Japan and Europe contributed to this outcome. The Fund, however, lagged the Morgan Stanley Capital International (MSCI) EAFE Index, which posted 4.97% for the same period. We think the

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Fund's underperformance relative to this benchmark was due to the disappointing performance of a few stocks in particular.

    Royal Dutch Shell (Netherlands) lost ground as a result of weaker oil prices and concerns that its exploration and production capacity was not growing fast enough to meet earnings expectations. Ericsson LM (Sweden), a producer of telephone components for both fixed-line and wireless telephones is experiencing good sales growth. However, profit margins are shrinking, and the stock price suffered as a result. Atos Origin (France), which provides information technology consulting and systems integration for corporations, saw a number of its contracts terminated and experienced cost overruns that reduced its profitability during the reporting period. Overall, however, we remain comfortable with the shape of our portfolio through the end of the year.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Good news continues to emanate out of Japan, as its economy moves out of a 10-year recession. How did the Fund's Japanese holdings fare?

A: While the Japanese stock market posted a negative return for the six-month period, the Fund held several stocks that outperformed. The pharmaceutical firm Daiishi Sankyo benefitted from new synergies created from a recent merger. Management offered an early retirement program, which helped to reduce costs, and spun off its chemical division to focus on its drugs business. Tokyo Gas, the largest supplier of natural gas in Japan, posted higher sales volume and implemented more effective pricing, which boosted profits and helped pay off its debt. Finally, Canon appreciated in response to its ability to gain market share in its digital camera and printer business.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

Q: European stocks represent over half of the Fund's holdings. Could you mention some stocks that contributed favorably to performance?

A: The Fund's investments in U.K. pharmaceutical AstraZeneca performed well after the company announced an alliance with Abbott Labs for a cholesterol drug. In addition, its investors have begun to recognize the inherent value of its pipeline of new drugs in development. Meanwhile, the French banking group BNP Paribas, the portfolio's largest holding on September 30, 2006, continued to deliver good results on the growing sales of its diverse distribution platforms. Also, Nestle (Switzerland) benefited from rising sales and better profit margins, both of which pushed its stock price higher.

Q:  How did the Fund's investments in emerging markets fare?

A: The portfolio's focused exposure to emerging markets produced mixed results. This asset class, which had generally led the rally in the months leading up to the spring correction, suffered some relative underperformance due to investors' jitters in early May. Investments in Turkey and Brazil declined in response respectively to a weakening currency and pre-election political uncertainty. However, the Fund's performance was helped by its exposure to China and South Korea. China Life Insurance benefitted from the increased demand for its products as an ever more prosperous class of Chinese look for ways to invest their savings. We continue to look positively on the South Korean market, based on our confidence in the continued health of both the consumer and export sectors. Daewoo Shipbuilding benefitted from trade and globalization trends as well as stronger orders for the liquid natural gas carriers they built.

Q:  What is your outlook for coming months?

A: This past May, investor fears of higher interest rates and a slower U.S. economy prompted investors to take profits, causing losses across many asset classes. While this drop may have been surprising to many investors, some profit-taking was natural given the duration and depth of performance from international stocks for some time.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    As we enter the second half of the Fund's fiscal year, investors are focused on the degree of a global slowdown. Much will depend on the U.S economy, which as of this writing, is expected to experience a soft landing. A slowing of U.S. economic growth to a more sustainable pace will likely reduce the risk of accelerating inflation. We think the U.S. consumer will be held in check by a weaker housing market and interest rates. On the other hand, we expect favorable job and income growth trends for the foreseeable future. Outside the United States, central banks are gradually removing excess liquidity to ease local inflation risk.

    We currently think price valuations are relatively attractive in Europe and Japan. We intend to keep a sharp eye on valuations to ensure that prices remain reasonable relative to earnings prospects in this transitional environment.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

International Preferred Stocks                   1.9%
Depositary Receipts for International Stocks     3.1%
U.S. Common Stocks                               3.3%
Temporary Cash Investment                        5.1%
International Common Stocks                     86.6%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[DATA BELOW REPRESENTS BAR CHART IN ORIGINAL DOCUMENT]

Japan 23.8%                  Austria 1.9%
United Kingdom 17.9%         Brazil 1.9%
France 13.5%                 Singapore 1.8%
Germany 9.3%                 United States 1.4%
Switzerland 9.3%             Russia 1.4%
Italy 2.9%                   Spain 1.4%
Australia 2.5%               Ireland 1.4%
Sweden 2.3%                  Netherlands 1.4%
South Korea 1.9%             Other (individually less than 1%) 4.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.   BNP Paribas SA                       3.04%
 2.   Royal Bank of Scotland Group Plc     2.71
 3.   CS Group                             2.52
 4.   E.On AG                              2.30
 5.   Royal Dutch Shell Plc                2.26
 6.   Total SA                             2.17
 7.   Roche Holdings AG                    2.10
 8.   Barclays Plc                         1.94
 9.   Astrazeneca Plc                      1.89
10.   Telekom Austria AG                   1.87

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

          Class         9/30/06      3/31/06
          -----         -------      -------
            A           $25.70       $24.90
            B           $23.45       $22.82
            C           $23.18       $22.56
     Investor Class     $25.80       $24.97
            Y           $25.93       $25.05

Distributions Per Share
--------------------------------------------------------------------------------

                                      4/1/06 - 9/30/06
                                      ----------------
                        Net Investment     Short-Term      Long-Term
          Class             Income       Capital Gains   Capital Gains
          -----             ------       -------------   -------------
            A                $  -           $  -            $  -
            B                $  -           $  -            $  -
            C                $  -           $  -            $  -
     Investor Class          $  -           $  -            $  -
            Y                $  -           $  -            $  -

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2006)

                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
Life-of-Class
(10/31/96)                       6.76%           6.12%
5 Years                         12.96           11.63
1 Year                          17.22           10.47

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                Pioneer
                International      MSCI EAFE
                Equity Fund        Index
10/96            9425              10000
                11841              11363
 9/98            9818              10444
                12604              13715
 9/00           15207              14185
                 9801              10174
 9/02            8141               8621
                 9651              10909
 9/04           12413              13366
                15378              16885
 9/06           18025              20202

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                        If Held      If Redeemed
Life-of-Class
(10/31/96)                     5.78%          5.78%
5 Years                       11.94          11.94
1 Year                        16.20          12.20

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                Pioneer
                International      MSCI EAFE
                Equity Fund        Index
10/96           10000              10000
                12427              11363
 9/98           10216              10444
                12993              13715
 9/00           15534              14185
                 9933              10174
 9/02            8175               8621
                 9594              10909
 9/04           12230              13366
                15024              16885
 9/06           17458              20202

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                         If Held       If Redeemed
Life-of-Class
(10/31/96)                       5.66%         5.66%
5 Years                         11.75         11.75
1 Year                          16.12         16.12

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                Pioneer
                International      MSCI EAFE
                Equity Fund        Index
10/96           10000              10000
                12447              11363
 9/98           10216              10444
                13000              13715
 9/00           15520              14185
                 9905              10174
 9/02            8111               8621
                 9508              10909
 9/04           12087              13366
                14867              16885
 9/06           17265              20202

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                         If Held       If Redeemed
Life-of-Class
(12/10/04)                      18.15%         18.15%
1 Year                          17.44          17.44

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                Pioneer
                International      MSCI EAFE
                Equity Fund        Index
12/04           10000              10000
 9/05           10915              10950
 9/06           12819              13101

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Certain Pioneer funds ("the Funds") issued Investor Class share in connection with the reorganization of Safeco mutual funds. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares on December 10, 2006. Investor Class shares are not subject to sale charges.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                        If Held      If Redeemed
Life-of-Class
(10/31/96)*                    6.91%         6.91%
5 Years                       13.28         13.28
1 Year                        17.83         17.83

* Inception date of the Fund's Class A shares. Class Y shares commenced operations on August 11, 2004.

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                Pioneer
                International      MSCI EAFE
                Equity Fund        Index
10/96           10000              10000
                12567              11363
 9/98           10420              10444
                13377              13715
 9/00           16140              14185
                10403              10174
 9/02            8641               8621
                10243              10909
 9/04           13188              13366
                16466              16885
 9/06           19401              20202

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects in NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher then those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charge and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from April 1, 2006 through September 30, 2006.

Share Class                         A            B            C        Investor         Y
--------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/06

Ending Account Value           $1,032.10    $1,027.60    $1,027.50    $1,033.20    $1,035.10
On 9/30/06

Expenses Paid During Period*   $    8.15    $   12.71    $   12.30    $    7.14    $    5.20

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.50%, 2.42%, 1.40% and 1.02% for Class A, Class B, Class C, Investor Class and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from April 1, 2006 through September 30, 2006

Share Class                        A            B            C        Investor         Y
--------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/06

Ending Account Value           $1,017.05    $1,012.53    $1,012.94    $1,018.05    $1,019.95
On 9/30/06

Expenses Paid During Period*   $    8.09    $   12.61    $   12.21    $    7.08    $    5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.50%, 2.42%, 1.40% and 1.02% for Class A, Class B, Class C, Investor Class and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                    Value
               PREFERRED STOCKS - 1.9%
               Automobiles & Components - 0.4%
               Automobile Manufacturers - 0.4%
      700      Porsche AG                             $    724,466
                                                      ------------
               Total Automobiles & Components         $    724,466
                                                      ------------
               Utilities - 1.5%
               Multi-Utilities - 1.5%
   34,232      RWE AG                                 $  2,861,224
                                                      ------------
               Total Utilities                        $  2,861,224
                                                      ------------
               TOTAL PREFERRED STOCKS
               (Cost $2,838,807)                      $  3,585,690
                                                      ------------
               COMMON STOCKS - 93.9%
               Energy - 8.8%
               Integrated Oil & Gas - 7.0%
   33,100      Gazprom (A.D.R.)                       $  1,420,725
   16,078      Petrobras Brasileiro (A.D.R.)*            1,203,278
   88,287      Repsol SA                                 2,625,521
  126,100      Royal Dutch Shell Plc*                    4,153,878
   60,436      Total SA                                  3,983,762
                                                      ------------
                                                      $ 13,387,164
                                                      ------------
               Oil & Gas Equipment & Services - 1.1%
   37,570      Technip                                $  2,141,546
                                                      ------------
               Oil & Gas Exploration & Production - 0.7%
1,683,000      CNOOC, Ltd.                            $  1,401,138
                                                      ------------
               Total Energy                           $ 16,929,848
                                                      ------------
               Materials - 7.3%
               Construction Materials - 2.3%
   20,926      CRH Plc                                $    706,494
   33,912      Holcim, Ltd.                              2,769,428
    6,741      Lafarge BR                                  869,240
                                                      ------------
                                                      $  4,345,162
                                                      ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
              Diversified Metals & Mining - 2.7%
 106,913      Broken Hill Proprietary Co., Ltd.*                  $  2,026,785
  29,213      Freeport-McMoRan Copper & Gold, Inc. (Class B)*        1,555,884
  34,102      Rio Tinto Plc*                                         1,616,378
                                                                  ------------
                                                                  $  5,199,047
                                                                  ------------
              Steel - 2.3%
  38,546      Companhia Vale do Rio Doce (A.D.R.)                 $    713,486
 140,800      Hitachi Metals, Ltd.                                   1,325,266
  60,000      JFE Holdings, Inc.                                     2,358,982
                                                                  ------------
                                                                  $  4,397,734
                                                                  ------------
              Total Materials                                     $ 13,941,943
                                                                  ------------
              Capital Goods - 9.2%
              Building Products - 1.8%
  92,000      Asahi Glass Co., Ltd.*                              $  1,135,306
  30,990      Compagnie de Saint Gobain                              2,245,101
                                                                  ------------
                                                                  $  3,380,407
                                                                  ------------
              Construction, Farm Machinery & Heavy Trucks - 0.7%
  39,810      Daewoo Heavy Industries & Machinery, Ltd.*          $  1,284,284
                                                                  ------------
              Electrical Component & Equipment - 0.6%
   9,738      Schneider Electric SA                               $  1,085,209
                                                                  ------------
              Heavy Electrical Equipment - 1.2%
 285,700      Mitsubishi Electric Corp.                           $  2,401,879
                                                                  ------------
              Industrial Conglomerates - 2.8%
 144,000      Hutchinson Whampoa, Ltd.                            $  1,269,404
 144,400      Keppel Corp.                                           1,341,688
  32,185      Siemens                                                2,804,452
                                                                  ------------
                                                                  $  5,415,544
                                                                  ------------
              Industrial Machinery - 1.3%
 113,043      AB SKF                                              $  1,651,190
  75,300      Nabtesco Corp.                                           858,718
                                                                  ------------
                                                                  $  2,509,908
                                                                  ------------
              Trading Companies & Distributors - 0.8%
 128,800      Sumitomo Corp.                                      $  1,612,492
                                                                  ------------
              Total Capital Goods                                 $ 17,689,723
                                                                  ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
              Commercial Services & Supplies - 0.5%
              Office Services & Supplies - 0.5%
  56,837      Buhrmann NV                                   $    854,900
                                                            ------------
              Total Commercial Services & Supplies          $    854,900
                                                            ------------
              Transportation - 2.2%
              Air Freight & Couriers - 1.0%
   6,500      Panalpina Welttransport Holding AG            $    698,569
  31,922      TNT NV                                           1,209,336
                                                            ------------
                                                            $  1,907,905
                                                            ------------
              Railroads - 1.2%
     312      East Japan Railway Co.                        $  2,186,617
                                                            ------------
              Total Transportation                          $  4,094,522
                                                            ------------
              Automobiles & Components - 4.7%
              Auto Parts & Equipment - 0.8%
  44,500      Denso Corp.                                   $  1,568,433
                                                            ------------
              Automobile Manufacturers - 2.3%
  15,720      Hyundai Motor Co., Ltd.                       $  1,349,387
  54,200      Toyota Motor Co.                                 2,951,679
                                                            ------------
                                                            $  4,301,066
                                                            ------------
              Tires & Rubber - 1.6%
  66,100      Bridgestone Corp.*                            $  1,340,098
  15,548      Continental AG                                   1,800,953
                                                            ------------
                                                            $  3,141,051
                                                            ------------
              Total Automobiles & Components                $  9,010,550
                                                            ------------
              Consumer Durables & Apparel - 3.6%
              Apparel, Accessories & Luxury Goods - 0.6%
  24,400      Adidas-Salomon AG                             $  1,149,536
   9,497      Burberry Group Plc*                                 91,589
                                                            ------------
                                                            $  1,241,125
                                                            ------------
              Consumer Electronics - 1.2%
 107,000      Matsushita Electric Industrial Co., Ltd.*     $  2,273,264
                                                            ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                   Value
              Homebuilding - 1.3%
  70,768      Persimmon Plc.                        $  1,770,114
  69,500      Wimpey (George) Plc                        671,163
                                                    ------------
                                                    $  2,441,277
                                                    ------------
              Leisure Products - 0.5%
  30,700      Sega Sammy Holdings, Inc.             $    985,654
                                                    ------------
              Total Consumer Durables & Apparel     $  6,941,320
                                                    ------------
              Consumer Services - 0.6%
              Casinos & Gaming - 0.2%
  15,114      Opap SA                               $    506,560
                                                    ------------
              Hotels, Resorts & Cruise Lines - 0.4%
  15,215      Carnival Corp.*                       $    715,561
                                                    ------------
              Total Consumer Services               $  1,222,121
                                                    ------------
              Media - 1.3%
              Broadcasting & Cable TV - 0.4%
  71,470      Mediaset S.p.A.                       $    767,711
                                                    ------------
              Movies & Entertainment - 0.9%
  47,979      Vivendi SA                            $  1,726,790
                                                    ------------
              Total Media                           $  2,494,501
                                                    ------------
              Retailing - 1.6%
              Catalog Retail - 0.3%
  27,085      GUS Plc*                              $    488,879
                                                    ------------
              Department Stores - 1.3%
  18,300      Debenhams Plc*                        $     62,167
  14,456      Next Plc                                   512,450
 159,300      Takashimaya Co., Ltd. (c)                2,017,579
                                                    ------------
                                                    $  2,592,196
                                                    ------------
              Total Retailing                       $  3,081,075
                                                    ------------
              Food & Drug Retailing - 1.2%
              Drug Retail - 0.4%
  53,447      Alliance Boots Plc                    $    774,620
                                                    ------------
              Hypermarkets & Supercenters - 0.8%
  24,287      Carrefour Supermarch                  $  1,533,881
                                                    ------------
              Total Food & Drug Retailing           $  2,308,501
                                                    ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                         Value
              Food, Beverage & Tobacco - 3.6%
              Brewers - 0.8%
   81,446     South African Breweries Plc                  $  1,519,817
                                                           ------------
              Distillers & Vintners - 0.4%
   53,600     C&C Group Plc*                               $    725,782
                                                           ------------
              Packaged Foods & Meats - 1.4%
    8,013     Nestle SA                                    $  2,792,730
                                                           ------------
              Tobacco - 1.0%
   69,100     British American Tobacco Plc*                $  1,865,918
                                                           ------------
              Total Food, Beverage & Tobacco               $  6,904,247
                                                           ------------
              Household & Personal Products - 1.3%
              Household Products - 0.3%
   15,621     Reckitt Benckiser Plc                        $    646,661
                                                           ------------
              Personal Products - 1.0%
   58,500     Kose Corp.*                                  $  1,890,187
                                                           ------------
              Total Household & Personal Products          $  2,536,848
                                                           ------------
              Health Care Equipment & Services - 0.9%
              Health Care Equipment - 0.6%
    9,941     Synthes, Inc.                                $  1,105,837
                                                           ------------
              Health Care Services - 0.3%
    5,000     Fresenius Medical Care AG                    $    649,995
                                                           ------------
              Total Health Care Equipment & Services       $  1,755,832
                                                           ------------
              Pharmaceuticals & Biotechnology - 6.8%
              Pharmaceuticals - 6.8%
   54,800     Astellas Pharma, Inc.                        $  2,207,980
   55,674     Astrazeneca Plc*                                3,478,316
   22,333     Roche Holdings AG                               3,863,828
   36,720     Shire Pharmaceuticals Group Plc (A.D.R.)        1,813,601
   25,708     UCB SA (c)                                      1,634,578
                                                           ------------
                                                           $ 12,998,303
                                                           ------------
              Total Pharmaceuticals & Biotechnology        $ 12,998,303
                                                           ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                 Value
              Banks - 15.9%
              Diversified Banks - 15.9%
 295,400      Banca Intesa S.p.A.*                                $  1,942,603
 282,219      Barclays Plc*                                          3,556,021
  51,890      BNP Paribas SA                                         5,577,755
  35,502      Commonwealth Bank of Australia*                        1,209,876
  62,230      Depfa Bank Plc                                         1,151,179
 155,000      Development Bank of Singapore, Ltd.                    1,873,672
  11,665      Kookmin Bank (A.D.R.)*                                   910,220
      82      Mitsubishi UFJ Financial Group, Inc.                   1,054,462
 144,861      Royal Bank of Scotland Group Plc                       4,979,757
  19,210      Societe Generale                                       3,052,979
     222      Sumitomo Mitsui Financial Group, Inc.                  2,327,404
  20,282      Uniao de Bancos Brasileiros SA (G.D.R.) (144A)*        1,500,868
  77,800      Westpac Banking Corp.*                                 1,315,890
                                                                  ------------
                                                                  $ 30,452,686
                                                                  ------------
              Total Banks                                         $ 30,452,686
                                                                  ------------
              Diversified Financials - 4.4%
              Asset Management & Custody Banks - 0.4%
  81,552      Man Group Plc                                       $    682,757
                                                                  ------------
              Diversified Capital Markets - 3.4%
  80,033      CS Group                                            $  4,625,433
  15,824      Deutsche Bank AG*                                      1,907,789
                                                                  ------------
                                                                  $  6,533,222
                                                                  ------------
              Investment Banking & Brokerage - 0.6%
  65,900      Nomura Securites Co., Ltd.*                         $  1,158,284
                                                                  ------------
              Total Diversified Financials                        $  8,374,263
                                                                  ------------
              Insurance - 4.2%
              Multi-Line Insurance - 3.5%
 148,280      Aviva Plc                                           $  2,169,802
  60,550      AXA                                                    2,229,994
   1,800      Helvetia Holding AG*                                     564,322
   7,500      Zurich Financial Services                              1,841,010
                                                                  ------------
                                                                  $  6,805,128
                                                                  ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

  Shares                                                       Value
              Property & Casualty Insurance - 0.7%
 106,600      Mitsui Sumitomo Insurance Co.             $  1,329,182
                                                        ------------
              Total Insurance                           $  8,134,310
                                                        ------------
              Real Estate - 1.1%
              Real Estate Management & Development - 1.1%
  93,200      Mitsui Fudosan Co.                        $  2,127,071
                                                        ------------
              Total Real Estate                         $  2,127,071
                                                        ------------
              Software & Services - 0.6%
              Application Software - 0.5%
   4,800      Sap AG                                    $    951,107
                                                        ------------
              IT Consulting & Other Services - 0.1%
   4,900      Atos Origin*                              $    269,772
                                                        ------------
              Total Software & Services                 $  1,220,879
                                                        ------------
              Technology Hardware & Equipment - 3.5%
              Communications Equipment - 1.6%
 732,776      Ericsson LM                               $  2,526,062
  11,500      TomTom NV*                                     482,365
                                                        ------------
                                                        $  3,008,427
                                                        ------------
              Electronic Equipment & Instruments - 0.8%
  19,300      Nidec Corp.*                              $  1,458,726
                                                        ------------
              Office Electronics - 1.1%
  42,500      Canon, Inc.                               $  2,225,385
                                                        ------------
              Total Technology Hardware & Equipment     $  6,692,538
                                                        ------------
              Semiconductors - 1.6%
              Semiconductor Equipment - 0.8%
  20,200      Tokyo Electron, Ltd.                      $  1,498,709
                                                        ------------
              Semiconductors - 0.8%
 119,760      Hon Hai Precision Industry (G.D.R.)       $  1,472,691
                                                        ------------
              Total Semiconductors                      $  2,971,400
                                                        ------------
              Telecommunication Services - 5.9%
              Alternative Carriers - 2.0%
  40,355      Fastweb*(c)                               $  1,828,751
 282,868      Inmarsat Plc                                 2,008,767
                                                        ------------
                                                        $  3,837,518
                                                        ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                           Value
                Integrated Telecommunication Services - 3.3%
       300      Nippon Telegraph & Telephone Corp.*           $  1,473,349
   260,600      Telecom Italia S.p.A.                              739,804
   136,485      Telekom Austria AG                               3,442,129
    95,552      Telekomunikacja Polska SA*                         605,434
                                                              ------------
                                                              $  6,260,716
                                                              ------------
                Wireless Telecommunication Services - 0.6%
    32,256      Mobile Telesystems (A.D.R.)*                  $  1,218,309
                                                              ------------
                Total Telecommunication Services              $ 11,316,543
                                                              ------------
                Utilities - 3.1%
                Electric Utilities - 3.1%
    35,565      E.On AG                                       $  4,225,138
    62,000      Tokyo Electric Power Co.*                        1,782,630
                                                              ------------
                                                              $  6,007,768
                                                              ------------
                Total Utilities                               $  6,007,768
                                                              ------------
                TOTAL COMMON STOCKS
                (Cost $158,905,309)                           $180,061,692
                                                              ------------

 Principal
    Amount
                TEMPORARY CASH INVESTMENTS - 5.1%
                Repurchase Agreement - 3.4%
$6,600,000      UBS Warburg, Inc., 5.0%, dated 9/29/06,
                repurchase price of $6,600,000 plus accrued
                interest on 10/2/06, collateralized by
                $6,852,000 U.S. Treasury Bill, 4.0%, 3/15/10  $  6,600,000
                                                              ------------

    Shares
                Security Lending Collateral - 1.7%
 3,261,050      Securities Lending Investment Fund, 5.37%     $  3,261,050
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $9,861,050)                             $  9,861,050
                                                              ------------
                TOTAL INVESTMENT IN SECURITIES - 100.9%
                (Cost $171,605,166)(a)(b)                     $193,508,432
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (0.9)%         $ (1,769,996)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $191,738,436
                                                              ============

24   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2006, the value of these securities amounted to $1,500,868 or 0.8% of net assets.

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $171,994,836 was as follows:

           Aggregate gross unrealized gain for all investments
           in which  there is an excess of value over tax cost     $22,997,750
           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value       (1,484,154)
                                                                   -----------
           Net unrealized gain                                     $21,513,596
                                                                   ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

         Japan                                                            23.8%
         United Kingdom                                                   17.9
         France                                                           13.5
         Germany                                                           9.3
         Switzerland                                                       9.3
         Italy                                                             2.9
         Australia                                                         2.5
         Sweden                                                            2.3
         South Korea                                                       1.9
         Austria                                                           1.9
         Brazil                                                            1.9
         Singapore                                                         1.8
         United States                                                     1.4
         Russia                                                            1.4
         Spain                                                             1.4
         Ireland                                                           1.4
         Netherlands                                                       1.4
         Other (individually less than 1%)                                 4.0
                                                                         -----
                                                                         100.0%
                                                                         =====

(c)      At September 30, 2006, the following securities were out on loan:

         Shares   Security                                               Value
         10,000   Fastweb*                                          $  453,166
         82,000   Takashimaya Co., Ltd.                              1,038,555
         25,000   UCB SA                                             1,589,563
                                                                    ----------
                  Total                                             $3,081,284
                                                                    ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2006 aggregated $83,639,521 and $69,343,167, respectively.

The accompanying notes are an integral part of these financial statements.   25

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $3,081,284) (cost $171,605,166)                   $193,508,432
  Foreign currencies, at value (cost $241,630)                       240,154
  Receivables -
    Investment securities sold                                       871,197
    Fund shares sold                                               1,917,848
    Dividends, interest and foreign taxes withheld                   548,157
    Due from Pioneer Investment Management, Inc.                       8,867
  Other                                                               41,276
                                                                ------------
     Total assets                                               $197,135,931
                                                                ------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  1,846,709
    Fund shares repurchased                                           79,614
    Forward foreign currency settlement contracts, net                12,340
    Upon return of securities loaned                               3,261,050
  Due to bank                                                        111,329
  Due to affiliates                                                   29,723
  Accrued expenses                                                    56,730
                                                                ------------
     Total liabilities                                          $  5,397,495
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $153,417,183
  Undistributed net investment income                              2,055,509
  Accumulated net realized gain on investments and foreign
    currency transactions                                         14,363,279
  Net unrealized gain on investments                              21,903,266
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in
    foreign currencies                                                  (801)
                                                                ------------
     Total net assets                                           $191,738,436
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $40,860,300/1,590,084 shares)               $      25.70
                                                                ============
  Class B (based on $14,834,146/632,712 shares)                 $      23.45
                                                                ============
  Class C (based on $9,865,530/425,521 shares)                  $      23.18
                                                                ============
  Investor Class (based on $7,198,926/279,082 shares)           $      25.80
                                                                ============
  Class Y (based on $118,979,534/4,588,957 shares)              $      25.93
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($25.70 [divided by] 94.25%)                          $      27.27
                                                                ============

26   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $383,301)     $ 2,692,938
  Interest                                                       71,200
  Income from securities loaned, net                            137,715
                                                            -----------
     Total investment income                                                   $ 2,901,853
                                                                               -----------
EXPENSES:
  Management fees                                           $   751,617
  Transfer agent fees and expenses
   Class A                                                       98,107
   Class B                                                       38,640
   Class C                                                       18,766
   Investor Class                                                17,068
   Class Y                                                        2,489
  Distribution fees
   Class A                                                       47,788
   Class B                                                       73,183
   Class C                                                       46,958
  Administrative reimbursements                                  20,353
  Custodian fees                                                 64,158
  Registration fees                                               8,541
  Professional fees                                              22,114
  Printing expense                                               13,665
  Fees and expenses of nonaffiliated trustees                     3,812
  Miscellaneous                                                  16,872
                                                            -----------
     Total expenses                                                            $ 1,244,131
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                           (37,552)
                                                                               -----------
     Net expenses                                                              $ 1,206,579
                                                                               -----------
       Net investment income                                                   $ 1,695,274
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY CONTRACTS:
  Net realized gain (loss) on:
   Investments                                              $ 7,267,574
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies              (13,713)       $ 7,253,861
                                                            -----------        -----------
  Change in net unrealized gain (loss) on:
   Investments                                              $(2,944,811)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                6,933        $(2,937,878)
                                                            -----------        -----------
  Net gain on investments and foreign currency contracts                       $ 4,315,983
                                                                               -----------
  Net increase in net assets resulting from operations                         $ 6,011,257
                                                                               ===========

The accompanying notes are an integral part of these financial statements.   27

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06 and the Year Ended 3/31/06, respectively

                                                           Six Months
                                                             Ended
                                                            9/30/06        Year Ended
                                                          (unaudited)       3/31/06
FROM OPERATIONS:
Net investment income                                    $  1,695,274    $    926,272
Net realized gain on investments and foreign currency
  transactions                                              7,253,861      10,389,195
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        (2,937,878)     15,711,592
                                                         ------------    ------------
    Net increase in net assets resulting
     from operations                                     $  6,011,257    $ 27,027,059
                                                         ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.01 per share, respectively)    $          -    $    (10,404)
    Investor Class ($0.00 and $0.03 per share,
     respectively)                                                  -          (8,031)
    Class Y ($0.00 and $0.13 per share, respectively)               -        (479,294)
Net realized gain:
    Class A ($0.00 and $0.67 per share, respectively)               -        (920,040)
    Class B ($0.00 and $0.67 per share, respectively)               -        (387,517)
    Class C ($0.00 and $0.67 per share, respectively)               -        (239,867)
    Investor Class ($0.00 and $0.67 per share,
     respectively)                                                  -        (211,179)
    Class Y ($0.00 and $0.67 per share, respectively)               -      (2,314,895)
                                                         ------------    ------------
     Total distributions to shareowners                  $          -    $ (4,571,227)
                                                         ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 31,311,370    $ 99,685,121
Reinvestment of distributions                                       -       4,457,317
Cost of shares repurchased                                (16,312,884)    (26,630,147)
Redemption fees                                                 2,072          13,051
                                                         ------------    ------------
    Net increase in net assets resulting from
     Fund share transactions                             $ 15,000,558    $ 77,525,342
                                                         ------------    ------------
    Net increase in net assets                           $ 21,011,815    $ 99,981,174
NET ASSETS:
Beginning of period                                       170,726,621      70,745,447
                                                         ------------    ------------
End of period                                            $191,738,436    $170,726,621
                                                         ============    ============
Undistributed net investment income                      $  2,055,509    $    360,235
                                                         ============    ============

28     The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  9/06 Shares   9/06 Amount    3/06 Shares    3/06 Amount
                                  (unaudited)   (unaudited)
CLASS A
Shares sold                         308,412    $  7,806,515       554,691    $ 12,268,081
Reinvestment of distributions             -               -        41,333         897,066
Less shares repurchased            (255,601)     (6,363,220)     (405,349)     (8,751,748)
                                   --------    ------------      --------    ------------
    Net increase                     52,811    $  1,443,295       190,675    $  4,413,399
                                   ========    ============     =========    ============
CLASS B
Shares sold                         107,357    $  2,481,751       282,363    $  5,818,734
Reinvestment of distributions             -               -        17,152         341,843
Less shares repurchased            (144,169)     (3,267,767)     (287,730)     (5,728,306)
                                   --------    ------------      --------    ------------
    Net increase (decrease)         (36,812)   $   (786,016)       11,785    $    432,271
                                   ========    ============     =========    ============
CLASS C
Shares sold                          92,151    $  2,117,051       205,052    $  4,176,123
Reinvestment of distributions             -               -        11,672         230,063
Less shares repurchased             (82,240)     (1,830,822)     (165,760)     (3,265,540)
                                   --------    ------------      --------    ------------
    Net increase                      9,911    $    286,229        50,964    $  1,140,646
                                   ========    ============     =========    ============
INVESTOR CLASS
Shares sold                               -    $          -             -    $          -
Reinvestment of distributions             -               -         9,704         211,787
Less shares repurchased             (24,132)       (603,241)     (219,887)     (4,659,004)
                                   --------    ------------      --------    ------------
    Net decrease                    (24,132)   $   (603,241)     (210,183)   $ (4,447,217)
                                   ========    ============     =========    ============
CLASS Y
Shares sold                         753,619    $ 18,906,053     3,449,013    $ 77,435,234
Reinvestment of distributions             -               -       125,672       2,776,558
Less shares repurchased            (165,331)     (4,247,834)     (180,095)     (4,225,549)
                                   --------    ------------      --------    ------------
    Net increase                    588,288    $ 14,658,219     3,394,590    $ 75,986,243
                                   ========    ============     =========    ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               9/30/06   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                      (unaudited)   3/31/06     3/31/05     3/31/04     3/31/03    3/31/02
Net asset value, beginning of period                           $ 24.90     $ 20.72     $ 17.55     $ 11.64     $ 15.94    $ 16.81
                                                               -------     -------     -------     -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.21     $  0.18     $  0.09     $  0.10     $  0.05    $ (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   0.59        4.67        3.08        5.81       (4.35)     (0.78)
                                                               -------     -------     -------     -------     -------    -------
  Net increase (decrease) from investment operations           $  0.80     $  4.85     $  3.17     $  5.91     $ (4.30)   $ (0.84)
                                                               -------     -------     -------     -------     -------    -------
Distributions to shareowners:
 Net investment income                                         $     -     $ (0.01)    $     -     $     -     $     -    $     -
 Net realized gain                                                   -       (0.67)          -           -           -      (0.03)
                                                               -------     -------     -------     -------     -------    -------
Total distributions                                            $     -     $ (0.68)    $     -     $     -     $     -    $ (0.03)
                                                               -------     -------     -------     -------     -------    -------
Redemption fees                                                $  0.00(a)  $  0.01     $     -     $     -     $     -    $     -
                                                               -------     -------     -------     -------     -------    -------
Net increase (decrease) in net asset value                     $  0.80     $  4.18     $  3.17     $  5.91     $ (4.30)   $ (0.87)
                                                               -------     -------     -------     -------     -------    -------
Net asset value, end of period                                 $ 25.70     $ 24.90     $ 20.72     $ 17.55     $ 11.64    $ 15.94
                                                               =======     =======     =======     =======     =======    =======
Total return*                                                     3.21%      23.93%      18.06%      50.77%     (26.98)%    (4.98)%
Ratio of net expenses to average net assets+                      1.60%**     1.60%       1.65%       1.75%       1.76%      1.75%
Ratio of net investment income (loss) to average net assets+      1.71%**     0.91%       0.52%       0.67%       0.30%     (0.35)%
Portfolio turnover rate                                             79%**      117%        124%        169%         45%        77%
Net assets, end of period (in thousands)                       $40,860     $38,277     $27,906     $18,345     $11,578    $16,455
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.76%**     2.08%       2.57%       2.80%       2.94%      2.68%
 Net investment income (loss)                                     1.55%**     0.43%      (0.40)%     (0.38)%     (0.88)%    (1.28)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.60%**     1.60%       1.65%       1.75%       1.75%      1.75%
 Net investment income (loss)                                     1.71%**     0.91%       0.52%       0.67%       0.31%     (0.35)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              9/30/06    Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)    3/31/06      3/31/05     3/31/04     3/31/03    3/31/02
CLASS B
Net asset value, beginning of period                          $ 22.82      $ 19.20     $ 16.41     $ 10.99     $ 15.19     $16.16
                                                              -------      -------     -------     -------     -------     ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.10      $  0.01     $ (0.06)    $ (0.03)    $ (0.09)    $(0.21)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.53         4.27        2.85        5.45       (4.11)     (0.73)
                                                              -------      -------     -------     -------     -------     ------
  Net increase (decrease) from investment operations          $  0.63      $  4.28     $  2.79     $  5.42     $ (4.20)    $(0.94)
Distributions to shareowners:
 Net realized gain                                                  -        (0.67)          -           -           -      (0.03)
Redemption fees                                                  0.00(a)      0.01           -           -           -          -
                                                              -------      -------     -------     -------     -------     ------
Net increase (decrease) in net asset value                    $  0.63      $  3.62     $  2.79     $  5.42     $ (4.20)    $(0.97)
                                                              -------      -------     -------     -------     -------     ------
Net asset value, end of period                                $ 23.45      $ 22.82     $ 19.20     $ 16.41     $ 10.99     $15.19
                                                              =======      =======     =======     =======     =======     ======
Total return*                                                    2.76%       22.85%      17.00%      49.32%     (27.65)%    (5.80)%
Ratio of net expenses to average net assets+                     2.50%**      2.50%       2.54%       2.66%       2.59%      2.62%
Ratio of net investment income (loss) to average net assets+     0.83%**      0.05%      (0.37)%     (0.23)%     (0.54)%    (1.22)%
Portfolio turnover rate                                            79%**       117%        124%        169%         45%        77%
Net assets, end of period (in thousands)                      $14,834      $15,278     $12,632     $ 8,575     $ 5,573     $8,992
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    2.54%**      2.91%       3.42%       3.70%       3.78%      3.54%
 Net investment income (loss)                                    0.79%**     (0.36)%     (1.25)%     (1.27)%     (1.73)%    (2.14)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.50%**      2.50%       2.53%       2.65%       2.59%      2.62%
 Net investment income (loss)                                    0.83%**      0.05%      (0.36)%     (0.22)%     (0.54)%    (1.22)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                               9/30/06    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                             (unaudited)   3/31/06      3/31/05     3/31/04     3/31/03    3/31/02
CLASS C
Net asset value, beginning of period                           $22.56      $18.99       $16.21      $10.89     $ 15.10     $16.14
                                                               ------      ------       ------      ------     -------     ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.10      $ 0.00(a)    $(0.04)     $(0.07)    $ (0.04)    $(0.24)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.52        4.23         2.82        5.39       (4.17)     (0.77)
                                                               ------      ------       ------      ------     -------     ------
  Net increase (decrease) from investment operations           $ 0.62      $ 4.23       $ 2.78      $ 5.32     $ (4.21)    $(1.01)
Distributions to shareowners:
 Net realized gain                                                  -       (0.67)           -           -           -      (0.03)
Redemption fees                                                  0.00(a)     0.01            -           -           -          -
                                                               ------      ------       ------      ------     -------     ------
Net increase (decrease) in net asset value                     $ 0.62      $ 3.57       $ 2.78      $ 5.32     $ (4.21)    $(1.04)
                                                               ------      ------       ------      ------     -------     ------
Net asset value, end of period                                 $23.18      $22.56       $18.99      $16.21     $ 10.89     $15.10
                                                               ======      ======       ======      ======     =======     ======
Total return*                                                    2.75%      22.84%       17.15%      48.85%     (27.88)%    (6.24)%
Ratio of net expenses to average net assets+                     2.42%**     2.50%        2.45%       3.02%       2.98%      2.92%
Ratio of net investment income (loss) to average net assets+     0.92%**     0.02%       (0.26)%     (0.64)%     (0.93)%    (1.53)%
Portfolio turnover rate                                            79%**      117%         124%        169%         45%        77%
Net assets, end of period (in thousands)                       $9,866      $9,375       $6,925      $3,652     $ 1,788     $1,553
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    2.42%**     2.80%        3.30%       4.03%       4.15%      3.86%
 Net investment income (loss)                                    0.92%**    (0.28)%      (1.11)%     (1.65)%     (2.10)%    (2.47)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.42%**     2.50%        2.44%       3.02%       2.97%      2.91%
 Net investment income (loss)                                    0.92%**     0.02%       (0.25)%     (0.64)%     (0.92)%    (1.52)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                   12/10/04 (a)
                                                 9/30/06     Year Ended        to
                                               (unaudited)     3/31/06      3/31/05
INVESTOR CLASS
Net asset value, beginning of period             $ 24.97       $ 20.75      $ 19.70
                                                 -------       -------      -------
Increase from investment operations:
  Net investment income                          $  0.26       $  0.28      $  0.08
  Net realized and unrealized gain on invest-
   ments and foreign currency transactions          0.57          4.64         0.97
                                                 -------       -------      -------
   Net increase from investment operations       $  0.83       $  4.92      $  1.05
Distributions to shareowners:
  Net investment income                                -         (0.03)           -
  Net realized gain                                    -         (0.67)           -
                                                 -------       -------      -------
Net increase in net asset value                  $  0.83       $  4.22      $  1.05
                                                 -------       -------      -------
Net asset value, end of period                   $ 25.80       $ 24.97      $ 20.75
                                                 =======       =======      =======
Total return*                                       3.32%        24.18%        5.33%
Ratio of net expenses to average net assets+        1.40%**       1.40%        1.12%**
Ratio of net investment income to average
  net assets+                                       1.94%**       1.15%        0.77%**
Portfolio turnover rate                               79%**        117%         124%
Net assets, end of period (in thousands)         $ 7,199       $ 7,572      $10,656
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                      1.48%**       1.79%        1.71%**
  Net investment income                             1.86%**       0.76%        0.18%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                      1.40%**       1.40%        1.11%**
  Net investment income                             1.94%**       1.15%        0.78%**

(a) Investor Class shares were issued in reorganization on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   33

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                     8/11/04 (a)
                                                  9/30/06       Year Ended        to
                                                (unaudited)       3/31/06      3/31/05
CLASS Y
Net asset value, beginning of period              $ 25.05        $  20.83     $ 17.40
                                                  -------        --------     -------
Increase from investment operations:
  Net investment income                           $  0.25        $   0.15     $  0.06
  Net realized and unrealized gain on invest-
   ments and foreign currency transactions           0.63            4.87        3.37
                                                  -------        --------     -------
   Net increase from investment operations        $  0.88        $   5.02     $  3.43
Distributions to shareowners:
  Net investment income                                 -           (0.13)          -
  Net realized gain                                     -           (0.67)          -
                                                  -------        --------     -------
Net increase in net asset value                   $  0.88        $   4.22     $  3.43
                                                  -------        --------     -------
Net asset value, end of period                    $ 25.93        $  25.05     $ 20.83
                                                  =======        ========     =======
Total return*                                        3.51%          24.65%      19.71%
Ratio of net expenses to average net assets+         1.02%**         1.06%       0.87%**
Ratio of net investment income to average
  net assets+                                        2.23%**         1.09%       1.20%**
Portfolio turnover rate                                79%**          117%        124%
Net assets, end of period (in thousands)          $118,980       $100,225     $12,627
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                       1.02%**         1.21%       1.56%**
  Net investment income                              2.23%**         0.94%       0.51%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                       1.02%**         1.06%       0.87%**
  Net investment income                              2.23%**         1.09%       1.20%**

(a) Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

34   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers five classes of shares - Class A, Class B, Class C, Investor Class and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    certain countries. During the six months ended September 30, 2006, the Fund paid no such taxes.

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2006, the Fund did not hold a reserve related to capital gains.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended March 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                     2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                 $1,455,627
  Long-term capital gain                                           3,115,600
  Return of capital                                                        -
                                                                  ----------
    Total                                                         $4,571,227
                                                                  ==========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2006.

--------------------------------------------------------------------------------
                                                                     2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                  $ 2,199,252
  Undistributed long-term gain                                     5,656,869
  Unrealized appreciation                                         24,453,875
                                                                 -----------
    Total                                                        $32,309,996
                                                                 ===========

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $13,694 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2006.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended September 30, 2006, the net management fee was equivalent to 0.85% of average net assets.

Prior to January 1, 2006, the Fund's management fee was 1.00% of the Fund's average daily net assets up to $300 million, 0.85% of the next $200 million and 0.75% on assets over $500 million.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50% and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2008

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for Class A shares and through August 1, 2007 for Class B and Class C shares.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.40% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2006, $8,322 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $19,531 in transfer agent fees payable to PIMSS at September 30, 2006.

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,870 in distribution fees payable to PFD at September 30, 2006.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2006, CDSCs of $11,062 were paid to PFD.

Prior to September 1, 2006, the Fund charged a 2.0% redemption fee on each class of shares sold within 30 days of purchase. Effective September 1, 2006 redemption fees are no longer charged. For the six months ended September 30, 2006, the Fund collected $2,072 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2006, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At September 30, 2006 the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At September 30, 2006 the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $975,513 and $987,853, respectively, resulting in a net payable of $12,340.

7. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2006, the Fund had no borrowings under this agreement.

8. Merger Information

On December 8, 2004, beneficial owners of Safeco International Stock Fund (one of a series that comprised Safeco Common Stock Trust), approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares of the Fund, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------
                             Pioneer                  Safeco                   Pioneer
                          International            International            International
                           Equity Fund              Stock Fund               Equity Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
  Net Assets               $44,880,278              $19,043,436              $63,923,714
  Shares
   Outstanding               2,324,813                1,678,949                3,291,485
  Investor Class
   Shares Issued                                                                 966,672
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                     Unrealized                Accumulated
                                                    Appreciation                  Gain
                                                     on Closing                On Closing
                                                        Date                      Date
---------------------------------------------------------------------------------------------
  Safeco International
   Stock Fund                                        $6,383,650               $4,692,286
---------------------------------------------------------------------------------------------

9. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of prepar-

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

ing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                            Officers
John F. Cogan, Jr., Chairman        John F. Cogan, Jr., President
David R. Bock                       Osbert M. Hood, Executive Vice President
Mary K. Bush                        Vincent Nave, Treasurer
Margaret B.W. Graham                Dorothy E. Bourassa, Secretary
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                     pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.